Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events

Note 8 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the unaudited condensed financial statements were issued. Based upon this review, the Company did not identify any subsequent events, other than that identified below, that would have required adjustment or disclosure in the unaudited condensed financial statements.

On May 9, 2024, the Company, Kustom Entertainment, and the Kustom Entertainment Stockholder entered into a termination agreement (the “Termination Agreement”), pursuant to which the parties terminated the Indemnification Agreement.

Note 9 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, the Company did not identify any subsequent events, other than that identified below, that would have required adjustment or disclosure in the financial statements.

Extension of the Combination Period

On January 17, 2024, the Company held a special meeting of stockholders (the “2024 Special Meeting”). At the 2024 Special Meeting, the Company’s stockholders approved an amendment (the “2024 Extension Amendment”) to the Amended and Restated Charter to extend the date by which the Company must consummate its initial Business Combination from January 22, 2024 to July 22, 2024, or such earlier date as determined by the Company’s Board (the “2024 Extension”).

In connection with the 2024 Special Meeting, Public Stockholders holding 202,360 Public Shares exercised their right to redeem such shares for a pro rata portion of the funds in the Trust Account. As a result, $2,374,149 (approximately $11.73 per share) will be removed from the Trust Account to pay such holders.

Following the approval and implementation of the Extension Amendment, on January 22, 2024, the Company issued a promissory note (the “2024 Extension Note”) in the aggregate principal amount of up to $360,000 the Sponsor, pursuant to which the Sponsor agreed to loan to the Company up to $360,000 to deposit into the Company’s Trust Account for each Public Share that was not redeemed in connection with the 2024 Extension Amendment. The 2024 Extension Note bears no interest and is repayable in full upon the earlier of (a) the date of the consummation of the Company’s initial Business Combination, or (b) the date of the liquidation of the Company.

On January 22, 2024, the Company deposited $60,000 into the Trust Account, and the Company will continue to deposit $60,000 into the Trust Account for each additional calendar month (promptly following the 22nd of each calendar month), or portion thereof, that is needed by the Company to complete an initial Business Combination until July 22, 2024, and such amount will be distributed either to: (i) all of the holders of Public Shares upon the Company’s liquidation or (ii) holders of Public Shares who elect to have their shares redeemed in connection with the consummation of the initial Business Combination. As of March 21, 2024, $180,000 of the principal on the 2024 Extension Note has been deposited into the Trust Account.

On January 22, 2024, the Company issued the 2024 Working Capital Note in the principal amount of up to $1,000,000 to the Sponsor. The 2024 Working Capital Note was issued in connection with up to $1,000,000 of advances the Sponsor has made or may make in the future to the Company for working capital expenses. The loan is non-interest bearing and payable upon the earlier of (i) the date of the consummation of the Company’s initial Business Combination or (ii) the date of the liquidation of the Company. As of March 5, 2024, a total of $525,000 had been drawn down on the 2024 Working Capital Note.

Nasdaq Compliance — Minimum Public Holders Requirement and Annual Meeting Requirement

On August 31, 2023, the Company received a deficiency letter from the Staff of Nasdaq notifying us that the Company is no longer meet the Minimum Public Holders Requirement. The notification received has no immediate effect on our Nasdaq listing. On October 16, 2023, we submitted to Nasdaq a plan to regain compliance with the Minimum Public Holders Requirement. On October 25, 2023, in response to such compliance plan, the Staff granted us an extension of time to regain compliance with the Minimum Public Holders Requirement. Pursuant to the extension, on or before February 27, 2024, the Company must have filed with Nasdaq documentation that demonstrated that our Common Stock has a minimum of 300 public holders.

On January 23, 2024, the Company received a deficiency notice from the Staff of Nasdaq notifying the Company that it is not in compliance with the requirement pursuant to Nasdaq Listing Rule 5620(a) that companies listed on Nasdaq hold an annual meeting of shareholders within twelve months of their fiscal year end (the “Annual Meeting Requirement”) because it did not hold an annual meeting of stockholders within twelve months of our fiscal year ended December 31, 2022. The notification received had no immediate effect on our Nasdaq listing. In accordance with Nasdaq rules, the Company had 45 calendar days, or until March 8, 2024, to submit a plan to regain compliance with the Annual Meeting Requirement.

On February 27, 2024, the Company was not able to demonstrate compliance with the Minimum Public Holders Requirement, and as such, on March 1, 2024, we received a notice (the “Delisting Notice”) from the Staff of Nasdaq informing us that our securities may be subject to suspension and delisting pending the outcome of a hearing before the Panel. Because the Staff of Nasdaq issued the Delisting Notice to us on March 1, 2024, the Company chose to forego submitting a plan of compliance to Nasdaq related to the Annual Meeting Requirement. Because we were unable to demonstrate compliance with the Minimum Public Holders Requirement and did not submit to Nasdaq a plan of compliance related to the Annual Meeting Requirement, our securities may be subject to suspension and delisting pending the outcome of a hearing before the Panel, which we requested on March 8, 2024.

Indemnification Agreement with Kustom Entertainment and Digital Ally

On February 1, 2024, we entered in an indemnification agreement with Kustom Entertainment and the Kustom Entertainment Stockholder, pursuant to which, Kustom Entertainment and Kustom Entertainment Stockholder agreed to indemnify us and our officers and directors for liabilities incurred in connection with Kustom Entertainment Stockholder disclosure incorporated by reference into the Kustom Entertainment Registration Statement.